Accumulated Other Comprehensive Income (Loss) (Components Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	$ (2,980)	$ (3,964)	$ (3,964)
Current year change			(1,907)
Amortization of actuarial loss and prior service cost			130
Benefit plan modifications	0	0	3,345	0	0
Reclassification of derivative financial instruments into earnings			(3)
Change in fair value of derivative financial instruments			(12)
Other Comprehensive Income (Loss) Tax			(569)	0	0
Ending balance	(3,030)		(2,980)	(3,964)
Pension And Retiree Medical Liability
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance		(3,887)	(3,887)
Current year change			(1,910)
Amortization of actuarial loss and prior service cost			130
Benefit plan modifications			3,345
Reclassification of derivative financial instruments into earnings			0
Change in fair value of derivative financial instruments			0
Other Comprehensive Income (Loss) Tax			0
Ending balance	(2,355)		(2,322)
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance		(4)	(4)
Current year change			3
Amortization of actuarial loss and prior service cost			0
Benefit plan modifications			0
Reclassification of derivative financial instruments into earnings			0
Change in fair value of derivative financial instruments			0
Other Comprehensive Income (Loss) Tax			0
Ending balance	(2)		(1)
Derivative Financial Instruments
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance		30	30
Current year change
Amortization of actuarial loss and prior service cost			0
Benefit plan modifications			0
Reclassification of derivative financial instruments into earnings			(3)
Change in fair value of derivative financial instruments			(12)
Other Comprehensive Income (Loss) Tax			0
Ending balance	(1)		15
Income Tax Benefit Expense
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance		(103)	(103)
Current year change
Amortization of actuarial loss and prior service cost			0
Benefit plan modifications			0
Reclassification of derivative financial instruments into earnings			0
Change in fair value of derivative financial instruments			0
Other Comprehensive Income (Loss) Tax			(569)
Ending balance	$ (672)		$ (672)